[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


August 28, 2009


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re:  Van Kampen Focus Portfolios, Municipal Series 317
          File No. 333-77183   CIK #1024833

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on August 25, 2009.

Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.